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Steve Suleski
Vice President
Office of General Counsel
Phone:  608.231.7653
Fax:    608.236.7653
E-mail: steve.suleski@cunamutual.com





                                        May 1, 2007


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

         Re:      Ultra Series Fund (File No. 002-87775)
                  Rule 497 Filing

Dear Commissioners:

On behalf of Ultra Series Fund (the "Fund"), we are filing, pursuant to Rule 497(c) of the Securities Act of 1933, as amended, and Rule 101(a) of Regulation S-T, an electronic format copy of the text of the definitive prospectus, dated May 1, 2006, being used after the effective date of the registration statement on Form N-1A for the Fund. The text of the prospectus has been transmitted in the exact form in which it will be used.

If you have any questions regarding this filing, please call the undersigned at
(608) 231-7653.

                                        Sincerely,

                                        /s/ Steve Sulski

                                        Steve Suleski